Document and Entity Information	0 Months Ended
Jun. 05, 2015
Risk/Return:
Document Type	497
Document Period End Date	Jun. 05, 2015
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Jun. 05, 2015
Document Effective Date	Jun. 05, 2015
Prospectus Date	Apr. 01, 2015
AllianzGI International Small-Cap Fund | Class A
Risk/Return:
Trading Symbol	AOPAX
AllianzGI International Small-Cap Fund | Class C
Risk/Return:
Trading Symbol	AOPCX
AllianzGI International Small-Cap Fund | Class R
Risk/Return:
Trading Symbol	ALORX
AllianzGI International Small-Cap Fund | Institutional Class
Risk/Return:
Trading Symbol	ALOIX
AllianzGI International Small-Cap Fund | Class P
Risk/Return:
Trading Symbol	ALOPX
AllianzGI International Small-Cap Fund | Class D
Risk/Return:
Trading Symbol	ALODX
AllianzGI NFJ Global Dividend Value Fund | Class A
Risk/Return:
Trading Symbol	ANUAX
AllianzGI NFJ Global Dividend Value Fund | Class C
Risk/Return:
Trading Symbol	ANUCX
AllianzGI NFJ Global Dividend Value Fund | Class D
Risk/Return:
Trading Symbol	ANUDX
AllianzGI NFJ Global Dividend Value Fund | Class P
Risk/Return:
Trading Symbol	ANUPX
AllianzGI NFJ Global Dividend Value Fund | Institutional Class
Risk/Return:
Trading Symbol	ANUIX